[Logo omitted]
                                                                      CONSECO(R)
                                                                    Step up.(SM)



CONSECO VARIABLE INSURANCE COMPANY







ANNUAL REPORT
TO CONTRACT OWNERS
December 31, 1999
















                                          Rydex Advisor Variable Annuity Account

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 1999

================================================================================
RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT                                      PAGE
Statement of Assets and Liabilities as of December 31, 1999 ................   1
Statements of Operations and Statements of Changes in Net
  Assets for the Year Ended December 31, 1999 ..............................   2
Statements of Operations and Statements of Changes in Net
  Assets for the Year Ended December 31, 1998 ..............................   4
Notes to Financial Statements ..............................................   6
Report of Independent Accountants ..........................................   8

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

================================================================================

                                                                          NET ASSET
                                             SHARES          COST           VALUE
                                            ----------------------------------------
Assets:
   Investments in Rydex Variable Trust
     portfolio shares, at net asset value
      (Note 2):
     Juno Fund............................      32,758.6   $   323,327  $    324,638
     Money Market I Fund..................  99,472,591.6    99,472,592    99,472,592
     Nova Fund............................   1,558,600.7    27,856,548    28,943,215
     OTC Fund.............................   1,187,895.2    39,756,609    45,757,725
     Precious Metals Fund.................   1,281,499.0     6,781,449     6,958,539
     Ursa Fund............................   2,595,306.8    14,261,585    13,884,891
     U.S. Government Bond Fund............     111,687.8     1,160,223     1,135,865
------------------------------------------------------------------------------------
       Total assets ..................................................   196,477,465

Liabilities:
   Amounts due to Conseco Variable Insurance Company .................       231,859
------------------------------------------------------------------------------------
     Net assets (Note 6) .............................................  $196,245,606
====================================================================================

                                                                         TOTAL VALUE
                                                 UNITS       UNIT VALUE    OF UNITS
                                            -----------------------------------------
Net assets attributable to:
 Contract owners' deferred annuity reserves:
     Juno Fund..............................      32,805.3  $ 9.888853  $    324,407
     Money Market I Fund....................   9,198,111.1   10.803201    99,369,046
     Nova Fund..............................   1,500,001.0   19.261022    28,891,553
     OTC Fund...............................   1,179,067.2   38.764810    45,706,316
     Precious Metals Fund...................   1,261,461.3    5.511048     6,951,974
     Ursa Fund..............................   2,634,307.7    5.264442    13,868,159
     U.S. Government Bond Fund..............     108,631.5    10.44035    41,134,151
------------------------------------------------------------------------------------
       Net assets ....................................................  $196,245,606
====================================================================================

   The accompanying notes are an integral part of these financial statements.

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

================================================================================

                                                                                JUNO           MONEY MARKET I             NOVA
                                                                            -------------    ------------------     ----------------
Investment income:
   Dividends from investments in portfolio shares..........................    $ 1,259          $2,473,015            $1,432,826
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees.........................................      4,052             844,997               403,849
   Administrative fees.....................................................        486             101,400                48,462
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses........................................................      4,538             946,397               452,311
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) .....................................     (3,279)          1,526,618               980,515
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation)
  on investments:

     Net realized gains (losses) on sales of investments in portfolio shares    52,150                  --             4,588,033

     Net change in unrealized appreciation (depreciation) of investments
       in portfolio shares.................................................      1,256                  --              (101,520)
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares................     53,406                  --             4,486,513
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations...........    $50,127          $1,526,618            $5,467,028
====================================================================================================================================

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

===============================================================================

                                                                                JUNO           MONEY MARKET I             NOVA
                                                                            -------------    ------------------     ----------------
Changes from operations:
   Net investment income (loss) ..........................................     $ (3,279)        $  1,526,618            $  980,515
   Net realized gains (losses) on sales of investments....................       52,150                   --             4,588,033
   Net change in unrealized appreciation (depreciation) of investments            1,256                   --              (101,520)

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations................       50,127            1,526,618             5,467,028
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................................      (21,262)          85,873,912               296,134
   Contract redemptions...................................................      (12,498)         (11,608,174)           (5,296,942)
   Net transfers (to) from fixed account..................................      239,455          (17,338,357)             (815,374)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract owners' transactions   205,695           56,927,381            (5,816,182)
------------------------------------------------------------------------------------------------------------------------------------

         Net increase (decrease) in net assets............................      255,822           58,453,999              (349,154)
Net assets, beginning of year.............................................       68,585           40,915,047            29,240,707
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year..........................................     $324,407          $99,369,046           $28,891,553
====================================================================================================================================

                            The accompanying notes are an integral part of these financial statements.

================================================================================================

                                                              U.S. GOVERNMENT        COMBINED
       OTC             PRECIOUS METALS           URSA               BOND               TOTAL
-----------------   ---------------------   ---------------  -----------------    --------------
      $ 861,450          $ 119,893           $      4,809         $ 99,546         $  4,992,798
------------------------------------------------------------------------------------------------

        365,599             26,638                157,352           34,166            1,836,653
         43,872              3,197                 18,882            4,100              220,399
------------------------------------------------------------------------------------------------
        409,471             29,835                176,234           38,266            2,057,052
------------------------------------------------------------------------------------------------
        451,979             90,058               (171,425)          61,280            2,935,746
------------------------------------------------------------------------------------------------



     15,895,402           (475,456)            (1,852,494)        (891,286)          17,316,349


      4,633,471            165,850               (387,125)          20,040            4,331,972
------------------------------------------------------------------------------------------------
     20,528,873           (309,606)            (2,239,619)        (871,246)          21,648,321
------------------------------------------------------------------------------------------------
    $20,980,852          $(219,548)          $ (2,411,044)     $  (809,966)       $  24,584,067
================================================================================================


================================================================================



================================================================================================
                                                              U.S. GOVERNMENT        COMBINED
       OTC             PRECIOUS METALS           URSA               BOND               TOTAL
------------------------------------------------------------------------------------------------
    $   451,979         $   90,058           $  (171,425)      $    61,280         $  2,935,746
     15,895,402           (475,456)           (1,852,494)         (891,286)          17,316,349
      4,633,471            165,850              (387,125)           20,040            4,331,972
------------------------------------------------------------------------------------------------
     20,980,852           (219,548)           (2,411,044)         (809,966)          24,584,067
------------------------------------------------------------------------------------------------

        161,658             16,130                52,449               (69)          86,378,952
     (1,441,469)           (84,954)           (1,041,446)         (250,760)         (19,736,243)
      3,995,020          4,547,102            11,762,414        (2,773,324)            (383,064)
------------------------------------------------------------------------------------------------
      2,715,209          4,478,278            10,773,417        (3,024,153)          66,259,645
------------------------------------------------------------------------------------------------
     23,696,061          4,258,730             8,362,373        (3,834,119)          90,843,712
     22,010,255          2,693,244             5,505,786         4,968,270          105,401,894
------------------------------------------------------------------------------------------------
    $45,706,316         $6,951,974           $13,868,159       $ 1,134,151         $196,245,606
================================================================================================

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

=================================================================================================================================
                                                               JUNO                  MONEY MARKET I                 NOVA
                                                       -----------------------   -----------------------   ----------------------
                                                         1998(1)   1998(2)       1998(1)        1998(2)      1998 (1)   1998 (2)
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Interest received from investments in securities     $ 8,048    $   --       $1,176,135      $    --    $ 422,178          --
   Dividends from investments in securities.......           --        --               --           --        9,338          --
   Dividends from investments in portfolio shares.           --        --               --      213,242           --          --
---------------------------------------------------------------------------------------------------------------------------------
         Total investment income..................        8,048        --         1,176,135     213,242      431,516          --
---------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees................        1,918       301           271,471      82,392      151,616      38,807
   Administrative fees............................          230        36            32,576       9,887       18,194       4,657
   Other expenses.................................        3,505        --           347,483          --      263,278          --
---------------------------------------------------------------------------------------------------------------------------------
       Total expenses.............................        5,653       337           651,530      92,279      433,088      43,464
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss) ............        2,395      (337)          524,605     120,963       (1,572)    (43,464)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
  appreciation (depreciation) on investments:
     Net realized gains (losses) on sales of
       investments in securities..................      (21,692)       --                --          --   (1,384,843)         --
     Net change in unrealized appreciation
        (depreciation) of investments in securities       1,819        --                --          --      944,617          --
---------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss)  on investments in securities      (19,873)       --                --          --     (440,226)         --
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gains (losses) on sales of
        investments in portfolio shares............          --     3,144                --          --           --   3,861,765
     Net change in unrealized appreciation
       (depreciation) of investments in portfolio
          shares.........                                    --    (1,765)               --          --           --      44,652
---------------------------------------------------------------------------------------------------------------------------------
       Net gain (loss) on investments in portfolio
          shares                                             --     1,379                --           --          --   3,906,417
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations                                 $ (17,478)   $1,042        $  524,605    $120,963    $(441,798) $3,862,953
=================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

-----------------------------------------------------=------------------------------------------------------------------------------
                                                               JUNO                   MONEY MARKET I                  NOVA
                                                       ---------------------  ---------------------------  ------------------------
                                                         1998(1)   1998(2)        1998(1)        1998(2)       1998 (1)   1998 (2)
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (loss) ..................     $ 2,395    $ (337)     $   524,605   $  120,963      $  (1,572)   $  (43,464)

   Net realized gains (losses) on sales
     of investments ..............................     (21,692)    3,144               --           --     (1,384,843)    3,861,765
   Net change in unrealized appreciation
     (depreciation) of investments................       1,819    (1,765)              --           --        944,617        44,652

------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations..........................     (17,478)    1,042          524,605      120,963       (441,798)    3,862,953
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:

   Net contract purchase payments.................       2,976    (1,219)      53,901,012   15,009,398         79,915        15,146

   Contract redemptions...........................      (1,268)       --       (4,910,715)  (1,866,343)      (810,397)     (181,590)

   Net transfers (to) from fixed account..........     111,042   (26,510)     (35,290,688)  (4,476,557)    15,083,137     1,185,305

   Net assets combined with Rydex Variable........     (95,272)   95,272      (32,127,586)  32,127,586    (24,358,893)   24,358,893
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions.......      17,478    67,543      (18,427,977)  40,794,084    (10,006,238)   25,377,754
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..          --    68,585      (17,903,372)  40,915,047    (10,448,036)   29,240,707

Net assets, beginning of period...................          --        --       17,903,372           --     10,448,036            --

------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period......................     $    --   $68,585      $        --  $40,915,047    $        --   $29,240,707
------------------------------------------------------------------------------------------------------------------------------------

(1) Period from January 1, 1998 through November 1, 1998.

(2) Period from November 2, 1998 through December 31, 1998.

The accompanying notes are an integral part of these financial statements.


====================================================================================================================  ==============
           OTC                   PRECIOUS METALS                    URSA                      U.S. GOVERNMENT BOND
-------------------------     -----------------------     -------------------------         ------------------------     COMBINED
  1998 (1)     1998 (2)          1998 (1)   1998 (2)        1998 (1)     1998 (2)             1998 (1)     1998 (2)        TOTAL
--------------------------------------------------------------------------------------------------------------------  --------------
  $  22,106  $       --        $   220      $      --    $   219,060      $      --          $ 12,680     $      --    $ 1,860,427
      5,412          --          6,396             --             --             --            48,402            --         69,548
         --          --             --             --             --             --                --        18,808        232,050
--------------------------------------------------------------------------------------------------------------------  --------------
     27,518          --          6,616             --        219,060             --            61,082        18,808      2,162,025
--------------------------------------------------------------------------------------------------------------------  --------------


    119,669      44,062          9,169          3,179         64,878          6,133            16,279         8,821        818,695
     14,360       5,287          1,100            381          7,785            736             1,953         1,059         98,241
    199,277          --         16,991             --        107,515             --            23,416            --        961,465
--------------------------------------------------------------------------------------------------------------------  --------------
    333,306      49,349         27,260          3,560        180,178          6,869            41,648         9,880      1,878,401
--------------------------------------------------------------------------------------------------------------------  --------------
   (305,788)    (49,349)       (20,644)        (3,560)        38,882         (6,869)           19,434         8,928        283,624
--------------------------------------------------------------------------------------------------------------------  --------------



    465,853         --          53,198             --     (1,045,533)            --           118,373            --     (1,814,644)

  3,223,602         --          19,034             --       (108,381)            --           (46,092)           --      4,034,599
--------------------------------------------------------------------------------------------------------------------  --------------
  3,689,455          --         72,232             --     (1,153,914)            --            72,281            --      2,219,955
--------------------------------------------------------------------------------------------------------------------  --------------

         --   6,486,749             --       (374,013)            --       (698,391)               --      (120,247)     9,159,007


         --  (1,750,156)            --        (47,697)            --        196,135                --       (14,939)    (1,573,770)
--------------------------------------------------------------------------------------------------------------------  ------------

         --   4,736,593             --       (421,710)            --       (502,256)               --      (135,186)     7,585,237
--------------------------------------------------------------------------------------------------------------------  ------------

 $3,383,667  $4,687,244        $51,588      $(425,270)   $(1,115,032)     $(509,125)         $ 91,715     $(126,258)   $10,088,816
====================================================================================================================  ============


===================================================================================================================  ===============
              OTC                   PRECIOUS METALS                    URSA                 U.S. GOVERNMENT BOND
   -------------------------     -----------------------     -------------------------    ------------------------     COMBINED
     1998 (1)     1998 (2)          1998 (1)   1998 (2)        1998 (1)     1998 (2)        1998 (1)     1998 (2)        TOTAL
-------------------------------------------------------------------------------------------------------------------  ---------------
$  (305,788)    $   (49,349)    $  (20,644)   $   (3,560)    $   38,882   $    (6,869)   $    19,434    $    8,928    $    283,624

    465,853       6,486,749         53,198      (374,013)    (1,045,533)     (698,391)       118,373      (120,247)      7,344,363

  3,223,602      (1,750,156)        19,034       (47,697)      (108,381)      196,135        (46,092)      (14,939)      2,460,829

-------------------------------------------------------------------------------------------------------------------  ---------------

  3,383,667       4,687,244         51,588      (425,270)    (1,115,032)     (509,125)        91,715      (126,258)     10,088,816
-------------------------------------------------------------------------------------------------------------------  ---------------


     30,385         110,289           (657)          116         22,859        27,689             69         5,674      69,203,652

   (346,725)       (142,043)       (10,139)       (1,984)      (400,593)       (3,285)       (23,708)       (8,977)     (8,707,767)

 10,730,100       1,189,933        608,988     1,952,692      4,285,421       319,008      4,269,799      (132,063)       (190,393)

(16,164,832)     16,164,832     (1,167,690)    1,167,690     (5,671,499)    5,671,499     (5,229,894)    5,229,894              --
-------------------------------------------------------------------------------------------------------------------  ---------------

 (5,751,072)     17,323,011       (569,498)    3,118,514     (1,763,812)    6,014,911       (983,734)    5,094,528      60,305,492
-------------------------------------------------------------------------------------------------------------------  ---------------
 (2,367,405)     22,010,255       (517,910)    2,693,244     (2,878,844)    5,505,786       (892,019)    4,968,270      70,394,308

  2,367,405              --        517,910            --      2,878,844            --        892,019            --      35,007,586

-------------------------------------------------------------------------------------------------------------------  ---------------
$        --     $22,010,255     $       --    $2,693,244     $       --   $ 5,505,786     $       --    $4,968,270    $105,401,894
===================================================================================================================  ===============

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998
================================================================================

(1) GENERAL

    Rydex Advisor Variable Annuity Account (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Conseco Variable Insurance Company (the "Company") and commenced operations on May 7, 1997. The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and Plan of Reorganization approved by the contract owners of the Account on October 26, 1998 (the "Reorganization"). On November 2, 1998, the Account transferred its assets into the corresponding portfolios of the Rydex Variable Trust in exchange for shares of the portfolios. The respective interests of the contract owners in the Account immediately after the Reorganization were equal to their interests in the Juno, Money Market I, Nova, OTC, Precious Metals, Ursa and the U.S. Government Bond subaccounts immediately before the Reorganization.

    The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

    Since November 2, 1998, the Account invests solely in the Rydex Variable Trust (the "Trust"). The Trust consists of seven funds: Juno, Money Market, Nova, OTC, Precious Metals, Ursa and U.S. Government Bond. The Trust is managed by PADCO Advisors II, Inc. ("PADCO").

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

    Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. Prior to November 2, 1998, interest income was accrued on a daily basis. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

    Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

    No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

    Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN SECURITIES AND INVESTMENTS IN PORTFOLIO SHARES

    The aggregate cost of purchases of investments in portfolio shares was $1,908,414,033 for the year ended December 31, 1999. The aggregate proceeds from sales of investments in portfolio shares were $1,839,092,968 for the year ended December 31, 1999.

    For the period November 2, 1998 through December 31, 1998, the aggregate cost of purchases of investments in portfolio shares was $297,900,921 (including transfers related to the Reorganization of $80,508,735). For the period November 2, 1998 through December 31, 1998, the aggregate proceeds from sales of investments in portfolio shares was $204,085,011.

    The  aggregate   cost  of  purchases  of   investments   in  securities  was
$116,032,035 for the period January 1, 1998 through November 1, 1998. The aggregate proceeds from sales of investments in securities were $120,715,273 for the period January 1, 1998 through November 1, 1998.

(4) DEDUCTIONS AND EXPENSES

    The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

    The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses. The Company deducts daily from the Account a fee, which is equivalent on an annual basis to 1.25 percent of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $1,836,653 and $818,695 for the years ended December 31, 1999, and 1998, respectively.

    The Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. The total fees for the Account were $690,992 and $344,498 for the years ended December 31, 1999 and 1998, respectively. The Company also deducts daily from the Account a fee, which is equivalent on an annual basis to 0.15 percent of the daily value of the total investments of the Account for administrative expenses. These

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 1999 AND 1998
================================================================================

fees were $220,399 and $98,241 for the years ended December 31, 1999 and 1998, respectively.

    Under the terms of an investment advisory contract, the Account paid PADCO investment advisory fees calculated at an annual percentage rate of 0.50 percent of the average net assets of the Money Market and the U.S. Government Bond subaccounts, 0.75 percent of the average net assets of the Nova, Precious Metals and OTC subaccounts, and 0.90 percent of the average net assets of the Ursa and the Juno subaccounts.

    PADCO Services, Inc. (the "Servicer") provided tactical allocation administrative services to the Account calculated at an annual percentage rate of 0.20 percent of the average net assets of the Money Market, U.S. Government, Precious Metals and the OTC subaccounts; and at an annual rate of 0.25 percent of the average net assets of the Nova, Ursa and the Juno subaccounts. The Servicer also provided other necessary services to the Account, such as accounting and auditing services, custody, printing and mailing, etc. during these periods.

    PADCO and the Servicer voluntarily agreed to waive their investment advisory and tactical allocation administrative service fees and, if necessary, to reimburse any subaccount expenses which would cause the ratios of expenses to average net assets to exceed 3.60 percent in the Nova, OTC and Precious Metals subaccounts, 3.70 percent in the Juno and Ursa subaccounts, 3.00 percent in the Money Market subaccount, and 3.20 percent in the U.S. Government subaccount effective January 1, 1998.

    The investment advisory fees were $331,465 during the period January 1, 1998 through November 1, 1998 and the Account was reimbursed $85,124 from PADCO for this period. Expenses paid to the Servicer during the January 1, 1998 through November 1, 1998 period were $200,318 and the Account was reimbursed $20,511 for this period. Both expenses are reported as other expenses in the Statement of Operations.

(5) OTHER TRANSACTIONS WITH AFFILIATES

    Conseco Equity Sales, Inc., a wholly owned subsidiary of Conseco, Inc., acts as principal underwriter for the Account.

(6) NET ASSETS

    Net assets consisted of the following at December 31, 1999:

================================================================================
Proceeds from the sales of units since organization,
  less cost of units redeemed ...................................

$161,866,440
Undistributed net investment income ...........................        3,451,188
Undistributed net realized gain on sales of investments .......       24,062,846
Net unrealized appreciation of investments ....................        6,865,132
--------------------------------------------------------------------------------
     Net assets ...............................................     $196,245,606
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

    In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Rydex Advisor Variable Annuity Account (the "Account") at December 31, 1999, and the results of its operations for the year ended December 31, 1999 and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provides a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 10, 2000

[BLANK]

[BLANK]

================================================================================

RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.

DISTRIBUTOR
Conseco Equity Sales, Inc.- Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

  RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT IS ISSUED BY CONSECO VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY
      CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES
  ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT
                              AND LENDING PRODUCTS, HELPING 12 MILLION CUSTOMERS
                                        STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                             CV-211 (2/00) 05961
                                     (C) 1999 Conseco Variable Insurance Company

                                                                 www.conseco.com

INSURANCE INVESTMENTS LENDING                                 [CONSECO LOGO(SM)]
-------------------------------------------------------------         CONSECO(R)
                                                                    Step Up.(SM)